Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Investments	$ 26,146,622	$ 27,553,251
Cash saving in tax receivable agreements, percentage	85.00%
Expected future payments under the tax receivable agreements	$ 1,700,000
Expected future payments under the tax receivable agreements in years	15 years
After-tax net present value estimated payments	$ 522,600
After-tax net present value discount rate assumption	15.00%
After tax net estimated payments made	$ 92,400
Founder, senior managing directors, employees and certain other related parties
Related Party Transaction [Line Items]
Net Income Attributable to Non-Controlling Interests	87,800	10,900	$ 471,500
Founder, senior managing directors, employees and certain other related parties | Consolidated Blackstone Funds
Related Party Transaction [Line Items]
Investments	$ 1,700,000	$ 1,600,000